Consolidated Statements of Operations and Comprehensive Loss $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Revenues
Automotive after-sales service	$ 199,294		$ 187,880		$ 154,238
Insurance intermediation service	67,640		56,766		84,161
Technology service	15,479		4,589		526
Total revenues	282,413		249,235		238,925
Operating cost and expenses
Integrated service cost	(166,793)		(156,852)		(131,932)
Promotional service expenses	(65,500)		(55,222)		(79,515)
Selling expenses	(16,477)		(12,731)		(6,835)
General and administrative expenses	(37,742)		(10,420)		(7,780)
Research and development expenses	(8,478)		(3,651)		(5,029)
Total operating costs and expenses	(294,990)		(238,876)		(231,091)
Operating profit/(loss)	(12,577)		10,359		7,834
Other income/(expenses)
Financial expenses, net	(3,659)		(3,045)		(2,100)
Investment income	441		759		255
Other income, net	5,121		2,457		2,385
Total other income, net	1,903		171		540
Income/(loss) before income tax expense	(10,674)		10,530		8,374
Income tax expense	(231)		(938)		(1,752)
Income/(Loss) from continuing operations, net of tax	(10,905)		9,592		6,622
Discontinued operations:
Net loss from the operations of the discontinued operations, net of tax	(994)		(27,682)		(16,397)
Net loss	(11,899)		(18,090)		(9,775)
Net income/(loss) from continuing operations	(10,905)		9,592		6,622
Less: Net income/(loss) attributable to non-controlling interests of continuing operations	(5,230)		5,650		3,219
Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders	(5,675)		3,942		3,403
Loss from discontinued operations, net of tax	(994)		(27,682)		(16,397)
Net loss	(11,899)	¥ (11,899)	(18,090)	¥ (18,090)	(9,775)	¥ (9,775)
Other comprehensive income/(loss)
Foreign currency translation difference	(2,410)		907		1,195
Total other comprehensive income/(loss)	(2,410)		907		1,195
Total comprehensive loss	(14,309)		(17,183)		(8,580)
Less: total comprehensive income/(loss) attributable to non-controlling interest	(9,801)		6,839		4,791
Total comprehensive loss attributable to the AUTO SERVICES GROUP LIMITED’s shareholders	(4,508)		(24,022)		(13,371)
Less: Net loss attributable to non-controlling interests of discontinue operations			(19)		(1)
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders	(994)		(27,663)		(16,396)
Net loss attributable to SunCar’s ordinary shareholders	$ (6,669)		$ (23,721)		$ (12,993)
Net income/(loss) per ordinary share from continuing operations:
Basic (in Dollars per share) | $ / shares	$ (0.03)		$ 0.01		$ 0.01
Diluted (in Dollars per share) | $ / shares	(0.03)		0.01		0.01
Net loss per ordinary share from discontinued operations:
Basic (in Dollars per share) | $ / shares	0		(0.12)		(0.07)
Net loss attributable to SunCar’s ordinary shareholders per ordinary share
Basic (in Dollars per share) | $ / shares	$ (0.03)		$ (0.11)		$ (0.06)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Basic (in Shares) | shares	225,000,000	225,000,000	225,000,000	225,000,000	225,000,000	225,000,000
Weighted average shares outstanding used in calculating basic and diluted income per share
Basic (in Dollars per share) | $ / shares	$ 418,668,614		$ 418,668,614		$ 418,668,614
Income/ (loss) from continuing operations before non-controlling interests	$ (10,905)		$ 9,592		$ 6,622